Basis of Presentation	9 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies and Basis of Presentation [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

Basis of Presentation

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification 105 (“ASC”), Generally Accepted Accounting Principles, which became the single source of authoritative nongovernmental U.S. generally accepted accounting principles (“GAAP”), superseding existing FASB, American Institute of Certified Public Accountants (“AICPA”), Emerging Issues Task Force (“EITF”), and related accounting literature. This pronouncement reorganizes the thousands of GAAP pronouncements into roughly 90 accounting topics and displays them using a consistent structure. Also included is relevant Securities and Exchange Commission guidance organized using the same topical structure in separate sections and will be effective for financial statements issued for reporting periods that end after September 15, 2009. This will have an impact on our financial disclosures since all future references to authoritative accounting literature will be references in accordance with ASC 105.

Financial Reporting by Entities in Reorganization under the Bankruptcy Code

On June 15, 2009 Isolagen, Inc. (“the Predecessor”) and Isolagen’s wholly owned subsidiary, Isolagen Technologies, Inc. (“Isolagen Tech”) (Isolagen and Isolagen Tech are referred as the “Debtors”), each filed a voluntary petition for reorganization under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware in Wilmington (the “Bankruptcy Court”) under Case Nos. 09-12072 and 09-12073, respectively.

On August 27, 2009 (the “Confirmation Date”), the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Debtors’ Joint First Amended Plan of Reorganization dated July 30, 2009, as supplemented by the Plan Supplement dated August 21, 2009 (as so modified and supplemented, the “Plan”). The (“Effective Date”) of the Plan was September 3, 2009. Isolagen and Isolagen Tech emerged from bankruptcy as the reorganized debtors, Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) and Fibrocell Technologies, Inc. (“Fibrocell Tech”), respectively (collectively, the “Reorganized Debtors”), and the bankruptcy cases remain pending only to reconcile the claims asserted against the Debtors. Fibrocell now operates outside of the restraints of the bankruptcy process, free of the debts and liabilities discharged by the Plan.

Overall, ASC 852-10, Financial Reporting by Entities in Reorganization under the Bankruptcy Code, (“ASC 852”) applies to the Company’s financial statements for the periods that the Company operated under the provisions of Chapter 11. ASC 852 does not change the application of generally accepted accounting principles in the preparation of financial statements. However, for periods including and subsequent to the filing of the Chapter 11 petition, ASC 852 does require that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain revenues, expenses, gains, and losses that were realized or incurred during the Chapter 11 proceedings have been classified as “reorganization items, net” on the accompanying consolidated statements of operations.

As of September 1, 2009, the Successor Company adopted fresh-start accounting in accordance with ASC 852-10. The Successor Company selected September 1, 2009, as the date to effectively apply fresh-start accounting based on the absence of any material contingencies at the September 3, 2009 effective date and the immaterial impact of transactions between September 1, 2009 and September 3, 2009. The adoption of fresh-start accounting resulted in the Successor Company becoming a new entity for financial reporting purposes. The Successor Company is a development stage company in accordance with ASC 915, Development Stage Entities. As such, the cumulative to date totals commenced on September 1, 2009 for the Successor Company.

Accordingly, the financial statements prior to September 1, 2009 are not comparable with the financial statements for periods on or after September 1, 2009. References to “Successor” or “Successor Company” refer to the Company on or after September 1, 2009, after giving effect to the cancellation of Isolagen, Inc. common stock issued prior to the Effective Date, the issuance of new Fibrocell Science, Inc. common stock in accordance with the Plan, and the application of fresh-start accounting. References to “Predecessor” or “Predecessor Company” refer to the Company prior to September 1, 2009. See Note 5 — “Fresh-Start Accounting” in the notes to these Consolidated Financial Statements for further details.

For discussions on the results of operations, the Successor Company has combined the results of operations for the eight months ended August 31, 2009, with the results of operations for the four months ended December 31, 2009. The combined periods have been compared to the year ended December 31, 2010. The Successor Company believes that the combined financial results provide management and investors a more meaningful analysis of the Successor Company’s performance and trends for comparative purposes.